SEGMENT INFORMATION	9 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 4. SEGMENT INFORMATION

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer. The Company has determined it operates in two operating segments and has two reportable segments, as the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenue and other income by product types for the purpose of allocating resources and evaluating financial performance. Currently, the Company has two products offerings. Accordingly, the Company has determined the following reporting segments:

1)	Commercially available Intelligent Fingerprinting Products (“IFPG” or “IFPG segment”)
2)	Development Stage Saliva Glucose Biosensor Platform (“SGBP” or “SGBP segment”)

The following table sets forth the Company’s revenue and other income by segment.

A)	Revenue

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
IFPG	$457,058	$—	$813,737	$—
SGBP	—	—	—	—
Total Revenue	$457,058	$—	$813,737	$—

B)	Other Income (Government Support Income)

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
IFPG	$49,267	$—	$156,824	$—
SGBP	68,413	192,500	541,801	370,291
Total Government Support Income	$117,680	$192,500	$698,625	$370,291